Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Loss Before Income Taxes

The components of the Company’s loss before income taxes for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the years ended December 31,
	2023	2024	2025

Domestic (Cayman Islands)	$(523)	$(2,326)	$(26,385)
Federal	—	—	(397)
Foreign	—	—	(52,163)
Total loss before income taxes	$(523)	$(2,326)	$(78,945)

Schedule of Provision for Income Taxes

A reconciliation of the statutory income tax rate to the Company’s effective income tax rate for the years ended December 31, 2023, 2024 and 2025 is as follows:

	For the years ended December 31,
	2023		2024		2025
	Amount	Percent	Amount	Percent	Amount	Percent
Income tax expense at Cayman statutory rate	$—	—	$—	—	$—	—
Foreign tax rate differences	—	—	—	—	(4,387)	5.56%
Valuation allowance changes	—	—	—	—	4,386	(5.56)%
Nondeductible expenses	—	—	—	—	1	—
Total tax provision and effective tax rate	$—	—	$—	—	$—	—

Schedule of Deferred Income Tax Assets

The principal components of the Company’s deferred income tax assets are as follows:

	As of December 31,	As of December 31,
	2024	2025
Deferred tax assets:
Net operating loss carryforwards	$—	$4,386
Valuation allowance	—	(4,386)
Total deferred tax assets, net	$—	$—